Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 28, 2021
Entity Registrant Name	MFS® SERIES TRUST VII
Entity Central Index Key	0000318874
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 28, 2021
Document Effective Date	Dec. 29, 2021
Prospectus Date	Feb. 07, 2022
MFS Intrinsic Value Fund | A
Prospectus:
Trading Symbol	UIVVX
MFS Intrinsic Value Fund | R1
Prospectus:
Trading Symbol	UIVMX
MFS Intrinsic Value Fund | I
Prospectus:
Trading Symbol	UIVIX
MFS Intrinsic Value Fund | C
Prospectus:
Trading Symbol	UIVCX
MFS Intrinsic Value Fund | R2
Prospectus:
Trading Symbol	UIVNX
MFS Intrinsic Value Fund | R6
Prospectus:
Trading Symbol	UIVRX
MFS Intrinsic Value Fund | R4
Prospectus:
Trading Symbol	UIVQX
MFS Intrinsic Value Fund | R3
Prospectus:
Trading Symbol	UIVPX